SCHEDULE OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax holiday	(32.70%)	(12.00%)	(11.00%)
Permanent difference	1.20%	0.60%	0.10%
Research and development deduction	(226.40%)	(5.40%)	(4.20%)
Change in valuation allowance	281.90%	9.80%	7.00%
Effective tax rate	49.10%	18.00%	16.90%